Interest-Bearing Borrowings (Details) - CNY (¥)		1 Months Ended						12 Months Ended
	Jul. 11, 2018	May 07, 2020	Mar. 29, 2019	Jan. 28, 2019	Dec. 17, 2018	Nov. 20, 2018	Jun. 15, 2018	Dec. 31, 2020	Dec. 31, 2019	Jun. 07, 2018
Interest-Bearing Borrowings (Details) [Line Items]
Debt Instrument, Face Amount								¥ 5,580,428,139
Carrying value of collateral for repurchase agreements								¥ 604,635,376	¥ 2,082,582,932
Minimum [Member]
Interest-Bearing Borrowings (Details) [Line Items]
Interest rate								7.00%
Maximum [Member]
Interest-Bearing Borrowings (Details) [Line Items]
Interest rate								12.70%
Xiamen Asset Management Co Ltd [Member]
Interest-Bearing Borrowings (Details) [Line Items]
Loans principal, interest and financing service fee receivables with carrying amount						¥ 499,999,800				¥ 499,521,447
Amount of long-term funds obtained								¥ 77,474,002
Interest payable								603,354
Xiamen Asset Management Co Ltd [Member] | Minimum [Member]
Interest-Bearing Borrowings (Details) [Line Items]
Interest rate						9.20%
Xiamen Asset Management Co Ltd [Member] | Maximum [Member]
Interest-Bearing Borrowings (Details) [Line Items]
Interest rate						9.50%
Weihai Blue Ocean Bank Co.Ltd. [Member]
Interest-Bearing Borrowings (Details) [Line Items]
Loans principal, interest and financing service fee receivables with carrying amount							¥ 499,991,939
Interest rate							10.00%
Interest payable
Terms of transferred loans overdue							80 days	36 months
Haide Asset Management Co Ltd. [Member]
Interest-Bearing Borrowings (Details) [Line Items]
Loans principal, interest and financing service fee receivables with carrying amount	¥ 200,000,000
Interest rate	10.00%
Amount of long-term funds obtained								¥ 3,413,812
Interest payable								52,684
Terms of transferred loans overdue	90 days
Suzhou Asset Management Co Ltd [Member]
Interest-Bearing Borrowings (Details) [Line Items]
Loans principal, interest and financing service fee receivables with carrying amount					¥ 299,609,168
Interest rate					11.00%
Amount of long-term funds obtained								17,068,259
Interest payable								169,747
Terms of transferred loans overdue					90 days
Guangdong Yueke Asset Management Co., Ltd [Member]
Interest-Bearing Borrowings (Details) [Line Items]
Loans principal, interest and financing service fee receivables with carrying amount			¥ 27,016,646	¥ 13,793,897
Interest rate			13.20%	13.20%
Amount of long-term funds obtained								9,664,226
Interest payable								130,798
Shenzhen Ruifeng Baoying Asset Management Co., Ltd. [Member]
Interest-Bearing Borrowings (Details) [Line Items]
Loans principal, interest and financing service fee receivables with carrying amount		¥ 500,000,000
Interest rate		8.00%
Amount of long-term funds obtained								400,000,000
Interest payable
Terms of transferred loans overdue		1 year
Wukuang Trust Yangguang Fanhua Plan [Member]
Interest-Bearing Borrowings (Details) [Line Items]
Interest rate								10.24%
Principal payment								¥ 9,343,996,000,000